employee future benefits - Employer contributions (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
employee future benefits
Undrawn letters of credit that secure obligations	$ 174	$ 188
Estimated contributions to defined benefit plans in 2019	$ 36